INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, net of amortization [Abstract]
Intangible amortization expense	$ 1,065,000	$ 1,371,000	$ 1,280,000
Core Deposits [Member]
Intangible assets, net of amortization [Abstract]
Gross Carrying Amount	23,703,000	31,326,000
Accumulated Amortization	19,728,000	23,717,000
Summary of estimated core deposit intangible amortization [Abstract]
2013	813,000
2014	536,000
2015	347,000
2016	347,000
2017	346,000
2018 and thereafter	1,586,000
Total	3,975,000
Customers and Deposits [Member] | Branches Sold [Member]
Intangible assets, net of amortization [Abstract]
Gross Carrying Amount	7,600,000
Accumulated Amortization	5,100,000
Intangible assets, net recorded balance	$ 2,600,000